Financial Instruments Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets Subject to Fixed or Variable Interest Rates

Financial assets subject to fixed or variable interest rates are as follows:

	2024	2023
	(in thousands)
	Carrying amount	Carrying amount
	£	£
Financial assets at short-term fixed rates
Cash and cash equivalents	—	1,961
Financial assets at variable rates
Cash and cash equivalents	2,790	6,960
Non-interest bearing cash balances
Cash and cash equivalents	3,959	8,304

Summary of Financial Assets and Liabilities in Foreign Currencies, Primarily Held in U.S Dollars

Financial assets and liabilities in foreign currencies, primarily held in U.S. dollars, are as follows:

	2024	2023
	(in thousands)
	Carrying amount	Carrying amount
	£	£
Financial assets
Prepayments, accrued income and other receivables	642	2,027
Current income tax receivable	3	2
Cash and cash equivalents	4,769	10,949

Financial liabilities
Trade payables	1,763	596
Lease liabilities	—	66
Accrued expenditure	4,066	4,930